SCOPE OF CONSOLIDATION - Divestments - Additional Information (Details) € in Millions										12 Months Ended
	Dec. 15, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)	Aug. 07, 2016	Apr. 04, 2016 USD ($)	Dec. 15, 2015 USD ($)	Mar. 30, 2015	Feb. 26, 2015	Jan. 10, 2015	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 13, 2017 USD ($)
Disclosure of joint ventures [line items]
Gain (loss) on disposal										$ (117,000,000)	$ 377,000,000	$ 46,000,000
Joint ventures											$ 1,507,000,000
Total net assets/(liabilities) disposed of												97,000,000
ArcelorMittal Algérie
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate sold				49.00%
ArcelorMittal Tebessa
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate									49.00%
Downstream Solutions Europe
Disclosure of joint ventures [line items]
Impairment loss on assets held for sale												18,000,000
LaPlace and Vinton Long Carbon facilities
Disclosure of joint ventures [line items]
Consideration					$ 96,000,000
Gain (loss) on disposal					$ 0
Impairment loss on assets held for sale												231,000,000
Impairment of goodwill												$ 13,000,000
AMTBA
Disclosure of joint ventures [line items]
Joint ventures													$ 65,000,000
AMCDI
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture							49.00%
ArcelorMittal RZK
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture								50.00%
ArcelorMittal Georgetown Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary sold						100.00%
Consideration						$ 19,000,000
Gain (loss) on disposal	$ 18,000,000
ArcelorMittal Zaragoza
Disclosure of joint ventures [line items]
Consideration		$ 89,000,000	€ 80
Impairment loss on assets held for sale		49,000,000
Impairment of goodwill		$ 2,000,000
ArcelorMittal Pipes and Tubes Algeria
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary sold				70.00%
ArcelorMittal Tebessa
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary sold									21.00%